SHARE-BASED COMPENSATION PLAN	6 Months Ended
Jun. 30, 2022
SHARE-BASED COMPENSATION PLAN
SHARE-BASED COMPENSATION PLAN

22.SHARE-BASED COMPENSATION PLAN

For the six-month period ended June 30, 2022, the Company had 3 (three) share-based, long-term compensation plans, (i) Phantom stock option plan (“PS”) and (ii) Share Appreciation Rights (“SAR”), both settled in local currency and (iii) common stock options, settled in shares.

The characteristics and measurement method of such each plan were disclosed in the annual financial statements for the year ended December 31, 2021 (Note 22), which did not change during the six-month period ended June 30, 2022.

22.1.Long term compensation plans (“PS and SAR”)

The rollforward is set forth below:

	Number of shares
	June 30,	December 31,
	2022	2021
Beginning balance	5,415,754	5,772,356
Granted during of the period	3,614,475	1,906,343
Exercised (1)	(972,562)	(1,860,334)
Exercised due to resignation (1)	(154,851)	(86,196)
Abandoned / prescribed due to resignation	(245,785)	(316,415)
Ending balance	7,657,031	5,415,754

1)	The average price for share options exercised and exercised due to termination of employment, for the six-month period ended June 30, 2022 was R$57,18 (fifty-seven reais and eighteen cents) ( (R$60,30 (sixty Brazilian Reais and thirty cents) as of December 31, 2021).

22.2Restricted shares plan

The position is set forth below:

	Date of the
	execution of		Price on			Restricted year for
Program	the contract	Grant date	grant date		Shares Granted	transfer of shares
2020	01/02/2020	01/02/2021	R$	51.70	106,601	01/02/2024
2021	01/02/2021	01/02/2022	R$	53.81	108,010	01/02/2025
					214,611

In the six-month period ended June 30, 2022, the 2018 Program had its lockup period concluded and, therefore, the granting of 130,435 shares was carried out in counterpart to the treasury shares (Note 24.2).

22.3Measurement assumptions

The amounts corresponding to the services received and recognized are set forth below:

	Liabilities and Equity		Statement of income and Equity
	June 30,	December 31,	June 30,	June 30,
	2022	2021	2022	2021
Non-current liabilities
Provision for phantom stock plan	144,267	166,998	(31,389)	(77,253)
Equity
Stock option granted	18,123	15,455	(2,668)	(2,421)
Shares Granted	(2,365)		2,365
	15,758	15,455	(303)	(2,421)
			(31,692)	(79,674)